OTHER ASSETS -THIRD PARTIES (Details)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Other Assets [Line Items]
Other assets	¥ 617,779,748	$ 88,978,791	¥ 227,701,217
Prepayment for warranty insurance premium [Member]
Other Assets [Line Items]
Other assets	103,714,696		87,195,213
Prepayments for purchase of property, plant and equipment [Member]
Other Assets [Line Items]
Other assets	491,201,438		71,631,287
Deferred charges [Member]
Other Assets [Line Items]
Other assets	22,863,614		59,874,717
Others [Member]
Other Assets [Line Items]
Other assets			¥ 9,000,000